Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option and Restricted Stock Units Activity
The following is a summary of, the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2019	15,787
Restricted stock units granted	(1,584)
Restricted stock units forfeited	57

Available for grant at December 31, 2019	14,260
Restricted stock units granted	(1,692)
Restricted stock units forfeited	57

Available for grant at December 31, 2020	12,625
Restricted stock units granted	(2,326)
Restricted stock units forfeited	134

Available for grant at December 31, 2021	10,433

Summary of Restricted Stock Units and Changes
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2019	1,621	13.85	0.38
Restricted stock units granted	1,584	8.01
Restricted stock units vested	(1,505)	14.12
Restricted stock units forfeited	(57)	9.59

Non-vested at December 31, 2019	1,643	8.08	0.29
Restricted stock units granted	1,692	9.40
Restricted stock units vested	(1,564)	8.02
Restricted stock units forfeited	(57)	9.31

Non-vested at December 31, 2020	1,714	9.37	0.31
Restricted stock units granted	2,326	17.62
Restricted stock units vested	(1,596)	9.31
Restricted stock units forfeited	(134)	14.99

Non-vested at December 31, 2021	2,310	17.37	1.57

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2019, 2020 and 2021.

	Year Ended December 31
	2019	2020	2021
	US$	US$	US$
Cost of sales	305	253	389
Research and development	9,927	10,132	12,864
Sales and marketing	1,789	1,759	2,366
General and administrative	2,570	2,445	3,926

	14,591	14,589	19,545